Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination
NOTE 3:-    BUSINESS COMBINATIONS
Base44:

On June 13, 2025, the Company acquired 100% of the outstanding shares of Base44, Inc. (“Base44”), an AI-powered platform that enables users to create custom software and applications using natural language, without traditional coding. Base44’s acquisition is intended to support the Company’s strategy to further expand its suite of AI-driven solutions and access to the application development market.

The total purchase consideration for the acquisition of Base44 was $92,158, consisting of cash payment of $18,058 and contingent consideration related to the earnout arrangement described below, with an acquisition-date fair value of $74,100. Of the cash consideration, $1,000 was placed in escrow for 12 months to secure certain indemnification obligations. The acquisition was accounted for as a business combination in accordance with ASC 805.

Under the purchase agreement, the founder of Base44 (the “Founder”) is eligible to receive additional earnout payments, based on certain revenue-related metrics for the calendar years 2025 through 2028. These earnout payments are accounted for as a liability-classified contingent consideration and included in the purchase price for the acquisition, except for certain portions that require the Founder’s continued employment, which are recognized as compensation for post-combination services and expensed over the applicable service period. The contingent consideration was initially recognized as a liability at its fair value and is remeasured at fair value on a recurring basis. See Note 4 for additional information.

Additionally, the Founder and certain employees of Base44 are eligible to receive cash retention bonuses and other payments totaling $42,988, subject to their continued service with the Company. These amounts are accounted for as compensation for post-combination services and are expensed over the requisite service period through 2028. The Founder and certain key employees are also eligible for equity awards with a total value of $8,000, consisting of RSUs and PSUs. These awards relate to post-combination services and are recognized as stock-based compensation expense over a four-year vesting period.
NOTE 3:-    BUSINESS COMBINATIONS (Cont.)
The following table summarizes the preliminary purchase price allocation of the fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair Value

Cash and cash equivalents	$117
Other current assets	65
Intangible assets	14,130
Goodwill	80,893

Total Assets	95,205

Current liabilities	80
Deferred tax liabilities	2,967

Total Liabilities	3,047

Cash consideration	18,058
Contingent consideration	74,100

Total purchase consideration	$92,158

The identified intangible assets acquired consist of technology and a trade name, with acquisition-date fair values of $11,350 and $2,780, respectively. The Company utilized an income-based approach to determine the fair value of these assets. As of the acquisition date, the estimated useful lives of both assets are 4 years. The goodwill generated from the acquisition of Base44 is primarily attributable to expected synergies from the business combination and acquired workforce. The goodwill is not deductible for income tax purposes.

Transaction costs incurred in connection with the acquisition during the year ended December 31, 2025 totaled $910 and were recorded within general and administrative expenses in the consolidated statements of comprehensive income. Pro forma results for this acquisition were not presented as the effects were not material to the Company's financial results.
NOTE 3:-    BUSINESS COMBINATIONS (Cont.)
Hour One:

On May 13, 2025, the Company acquired 100% of the outstanding shares of Hour One AI Ltd. (“Hour One”), a generative AI media platform that enables scalable creation of personalized, studio-quality video and interactive content, for a total cash consideration of $6,667. Of this amount, $1,400 was placed in escrow for 12 months to secure certain indemnification obligations. Hour One’s acquisition aims to strengthen the Company’s access to advanced AI-powered content creation technologies, which the Company believes will shape the future of visual design creation. The acquisition was accounted for as a business combination in accordance with ASC 805.

The purchase agreement also provides for cash retention bonuses totaling $3,000 to the founders and certain key employees of Hour One, which are contingent upon their continued employment with the Company for up to nine-month period following the closing date. Additionally, the agreement provides for grants of RSUs with an aggregate value of approximately $10,000, which vest over a four-year period subject to continued employment. These cash bonuses and RSU awards are accounted for as compensation for post-combination services and are recognized as expenses over their respective service periods.

The following table summarizes the preliminary purchase price allocation of the assets acquired and liabilities assumed at the acquisition date:

Fair Value

Cash and cash equivalents	$569
Other current assets	325
Intangible assets	2,500
Goodwill	4,800

Total Assets	8,194

Current liabilities	1,227
Deferred tax liabilities	300

Total Liabilities	1,527

Purchase cash consideration	$6,667
NOTE 3:-    BUSINESS COMBINATIONS (Cont.)
The identified intangible assets acquired are comprised of technology, which was valued using an income-based approach and has an estimated useful life of 8 years. The goodwill generated from the acquisition of Hour One is primarily attributable to expected synergies and acquired workforce. The goodwill is not deductible for income tax purposes.

Transaction costs incurred in connection with the acquisition during the year ended December 31, 2025 totaled $247 and were recorded within general and administrative expenses in the consolidated statements of comprehensive income. Pro forma results for this acquisition were not presented as the effects were not material to the Company's financial results.